CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Debt and finance lease liabilities, current measured at fair value	$ 50,000,000	$ 0
Stockholders' equity
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	150,000,000	150,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	800,000,000	600,000,000
Common stock, shares issued (in shares)	512,935,485	413,340,550
Common stock, shares outstanding (in shares)	512,935,485	413,340,550